Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	$ 276,185	$ 248,885
Common shares, authorized	unlimited	unlimited
Common shares, issued (in shares)	27,502,912	27,088,816
Common shares, outstanding (in shares)	27,502,912	27,088,816
Treasury shares (in shares)	1,725,467	2,084,611